UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           VALENZUELA CAPITAL PARTNERS, LLC
Address:        1270 Avenue of the Americas, Suite 508
		New York, NY 10020


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T. Perlstadt
Title:  Vice President Administration
Phone:  (212) 332-8590

Signature, Place, and Date of Signing:

             Fred T. Perlstadt      New York, NY        05/15/2002


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           85

Form 13F Information Table Value Total: $         1,152,540



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Ltd                        com              G0070K103    23365   560311 SH       SOLE                   471291             89020
AMBAC Inc                      com              023139108    22899   387666 SH       SOLE                   329911             57755
Alabama Nat'l BanCorp          com              010317105      333     9047 SH       SOLE                     9047
Alliant Techsystems            com              018804104      400     3926 SH       SOLE                     3926
Amerada Hess Corp              com              023551104    28032   353220 SH       SOLE                   296431             56789
American Standard Cos          com              029712106    25619   362103 SH       SOLE                   304893             57210
AmerisourceBergen              com              03073E105    26003   380715 SH       SOLE                   321406             59309
Autodesk Inc                   com              052769106    19176   410700 SH       SOLE                   320900             89800
Avnet Inc                      com              053807103    22730   840000 SH       SOLE                   707616            132384
Bally Total Fitness Holdings   com              05873K108      341    15558 SH       SOLE                    15558
Bebe stores, inc.              com              075571109      271    12868 SH       SOLE                    12868
Beverly Enterprises            com              087851309      371    51500 SH       SOLE                    51500
Chesapeake Energy              com              165167107      548    70847 SH       SOLE                    70847
Children's Place               com              168905107      418    12652 SH       SOLE                    12652
Clark/Bardes Inc.              com              180668105      391    13565 SH       SOLE                    13565
Columbia Sportswear            com              198516106      412    12286 SH       SOLE                    12286
Constellation Brands Inc.      com              21036P108    24476   445336 SH       SOLE                   374382             70954
Delphi Financial Group         com              247131105      428    10906 SH       SOLE                    10906
Doral Financial                com              25811P100    20029   589959 SH       SOLE                   487371            102588
Dupont Photomasks Inc          com              26613X101      380     7309 SH       SOLE                     7309
Electronics for Imaging        com              286082102      330    18049 SH       SOLE                    18049
Emcor Group Inc                com              29084Q100      492     8489 SH       SOLE                     8489
Engelhard Corp                 com              292845104    25871   833726 SH       SOLE                   697265            136461
Everest Re Group Ltd           com              G3223R108    21804   314453 SH       SOLE                   264285             50168
Exelon Corp                    com              30161N101    28430   536728 SH       SOLE                   451919             84809
Federated Dep Stores           com              31410H101    23880   584582 SH       SOLE                   497201             87381
First American Corp            com              318522307      313    14719 SH       SOLE                    14719
Forward Air Corp               com              349853101      456    14415 SH       SOLE                    14415
Franklin Resources Inc         com              354613101    27729   661472 SH       SOLE                   561644             99828
Genesee & Wyoming A            com              371559105      553    23357 SH       SOLE                    23357
Harrah's Entertainment         com              413619107    17490   395157 SH       SOLE                   332128             63029
Hartford Financial Svcs        com              416515104    25869   379753 SH       SOLE                   321839             57914
Hovnanian Enterprises          com              442487203      522    19644 SH       SOLE                    19644
I P C Holdings                 com              G4933P101      416    12796 SH       SOLE                    12796
Interpublic Group Cos.         com              460690100    19493   568644 SH       SOLE                   486039             82605
Jefferies Group Inc            com              472319102      447     9277 SH       SOLE                     9277
Kemet Corp                     com              488360108      408    21066 SH       SOLE                    21066
Knight Ridder Inc.             com              499040103     6594    95999 SH       SOLE                    95801               198
Legg Mason Inc                 com              524901105    25516   480710 SH       SOLE                   407848             72862
Leggett & Platt Inc            com              524660107    28780  1160480 SH       SOLE                   978343            182137
Lehman Brothers                com              524908100    27005   417773 SH       SOLE                   352427             65346
Linear Technology Corp         com              535678106    23693   535788 SH       SOLE                   450391             85397
Liz Claiborne Inc              com              539320101    23848   840910 SH       SOLE                   708758            132152
MBNA Corporation               com              55262L100    26846   696046 SH       SOLE                   591691            104355
Manpower Inc                   com              56418H100     8465   217727 SH       SOLE                   205557             12170
Mantech International Corp     com              564563104      315    16948 SH       SOLE                    16948
MasTec Inc                     com              576323109      440    54636 SH       SOLE                    54636
Masco Corp                     com              574599106    28355  1032956 SH       SOLE                   871351            161605
Maytag Corp                    com              578592107    27019   610596 SH       SOLE                   513560             97036
Metris Companies Inc.          com              591598107      400    20012 SH       SOLE                    20012
Norfolk Southern Corp          com              655844108    27154  1134238 SH       SOLE                   947874            186364
Nucor Corp                     com              670346105    26112   406470 SH       SOLE                   340348             66122
Oakley Inc                     com              673662102      438    24448 SH       SOLE                    24448
Ocean Energy Inc               com              67481E106    26619  1345079 SH       SOLE                  1131778            213301
Orbotech Ltd                   com              M75253100      354    11257 SH       SOLE                    11257
Owens & Minor Inc              com              690732102      407    20743 SH       SOLE                    20743
P A M Transportation Services  com              693149106      337    13330 SH       SOLE                    13330
P N M Resources Inc            com              744499104      349    11381 SH       SOLE                    11381
P P L Corp                     com              69351T106    27248   687901 SH       SOLE                   582680            105221
Pactiv Corp                    com              695257105    23805  1189074 SH       SOLE                  1001402            187672
Parametric Technology          com              699173100      204    33717 SH       SOLE                    33717
Praxair Inc                    com              74005P104    26787   447941 SH       SOLE                   376192             71749
Reebok Int'l Ltd               com              758110100    25003   925001 SH       SOLE                   782328            142673
Ruby Tuesday Inc               com              781182100      510    21917 SH       SOLE                    21917
Scholastic Corp                com              807066105      419     7732 SH       SOLE                     7732
Sherwin-Williams               com              824348106    16812   590300 SH       SOLE                   472600            117700
SouthTrust Corporation         com              844730101    24643   933431 SH       SOLE                   797604            135827
Staten Island Bancorp          com              857550107      359    18262 SH       SOLE                    18262
Superior Energy Services Inc   com              868157108      366    36364 SH       SOLE                    36364
Supervalu Inc                  com              868536103    27529  1067001 SH       SOLE                   906844            160157
T J X Companies Inc            com              872540109    25054   626204 SH       SOLE                   524520            101684
Technitrol, Inc                com              878555101      302    12671 SH       SOLE                    12671
Teradyne Inc                   com              880770102    26139   662932 SH       SOLE                   553977            108955
Tidewater                      com              886423102    26495   625612 SH       SOLE                   522590            103022
Timken Co                      com              887389104      428    18519 SH       SOLE                    18519
Titan Corp.                    com              888266103      416    20146 SH       SOLE                    20146
Tribune Company                com              896047107    25255   555545 SH       SOLE                   465641             89904
U T I Worldwide Inc            com              G87210103      610    30815 SH       SOLE                    30815
Unisys Corp                    com              909214108    22634  1792092 SH       SOLE                  1503444            288648
United Rentals Inc             com              911363109    26781   974549 SH       SOLE                   825576            148973
Universal Corp                 com              913456109      380     9654 SH       SOLE                     9654
UnumProvident Corp             com              91529Y106    23828   853116 SH       SOLE                   714573            138543
Vishay Intertechnology         com              928298108    27516  1352782 SH       SOLE                  1140197            212585
WellPoint Health Networks      com              94973H108    23557   369986 SH       SOLE                   310968             59018
Zions Bancorporation           com              989701107    29290   494187 SH       SOLE                   415613             78574